Warrants (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Warrants [Abstract]
Public warrants term	5 years	5 years
Warrants and rights outstanding description	• in whole and not in part;• at a price of $0.01 per warrant;• at any time during the exercise period;• upon a minimum of 30 days’ prior written notice of redemption;• if, and only if, the last reported sale price of the Company’s common stock equals or exceeds $18.00 per share for any 20-trading days within a 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders; and• if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants.	• in whole and not in part;• at a price of $0.01 per warrant;• at any time during the exercise period;• upon a minimum of 30 days’ prior written notice of redemption;• if, and only if, the last reported sale price of the Company’s common stock equals or exceeds $18.00 per share for any 20-trading days within a 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders; and• if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants.
Warrant price per share	$ 0.01
Price per share	$ 18